Document and Entity Information	12 Months Ended
Dec. 28, 2024
Document and Entity Information [Abstract]
Document Type	PRE 14A
Entity Registrant Name	NETLIST, INC.
Entity Central Index Key	0001282631
Amendment Flag	false